Provisions	12 Months Ended
Dec. 31, 2025
Provisions.
Provisions

21 Provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2024	176	112	168	1,016	683	2,155
Additions arising on business acquisitions	–	–	–	–	50	50
Charge for year	283	26	30	44	478	861
Cash paid	(101)	(33)	(7)	(189)	(146)	(476)
Reversals	(83)	–	(1)	(9)	(255)	(348)
Exchange and other movements	–	–	(24)	(3)	(25)	(52)
At 31 December 2024	275	105	166	859	785	2,190
Charge for year	190	27	40	252	189	698
Cash paid	(217)	(25)	(5)	(720)	(282)	(1,249)
Reversals	(64)	–	(7)	(18)	(68)	(157)
Exchange and other movements	13	–	(4)	3	110	122
At 31 December 2025	197	107	190	376	734	1,604

	2025	2024
	$m	$m
Due within one year	686	1,269
Due after more than one year	918	921
Total	1,604	2,190

Provisions are often subject to substantial uncertainties with regard to the timing and final amounts of any payments. These uncertainties can also cause a reversal in previously established provisions once final settlement is reached. Once established, these amounts remain in Provisions even after settlement is reached and uncertainty resolved, with no transfer to Trade and other payables prior to payment. This is to provide more transparent disclosure of subsequent movements in brought forward and carried forward balances. Settled legal claims included within Provisions are held at amortised cost with carrying value being a reasonable approximation of fair value.

Severance provisions arise predominantly in connection with global restructuring initiatives, including the Alexion PAAGR, which involve rationalisation of the global supply chain, the sales and marketing organisation, IT and business support infrastructure, and R&D.

Employee costs in connection with the initiatives are recognised in severance provisions when a detailed formal plan has been communicated to those employees affected. Final severance costs are often subject to the completion of the requisite consultations on the areas impacted, with the majority of the cost expected to be paid within one year. AstraZeneca endeavours to support employees affected by restructuring initiatives to seek alternative roles within the organisation. Where the employee is successful, any severance provisions will be released.

Details of the Environmental provisions totalling $107m (2024: $105m) and ongoing matters are provided in Note 30.

A significant proportion of the total legal provision ($194m (2024: $626m) due within one year and $177m (2024: $210m) due after more than one year1) relates to matters settled, but not paid, in previous periods; further details are provided in Note 30.

The majority of Employee benefit provisions relate to Executive Deferred Compensation Plans, which include uncertainty over the ultimate timing and amount of payment to be made to the executives.

Other provisions comprise amounts relating to specific contractual or constructive obligations and disputes. Included within Other provisions are amounts associated with long-standing product liability settlements that arose prior to the merger of Astra and Zeneca, which given the nature of the provision, the amounts are expected to be settled over many years; the final settlement values and timings are uncertain. Also included in Other provisions is an amount of $166m (2024: $145m), in relation to third-party liability and other risks (including incurred but not yet reported claims); the claims are considered to be uncertain as to timing and amount. Charges to Other provisions in 2025 included $7m (2024: $184m) in relation to the PAAGR restructuring programme, which has a closing provision of $78m (2024: $80m), including $59m (2024: $58m) held in non-current provisions expected to be settled over time by 2028.

No provision has been released or applied for any purpose other than that for which it was established.

1	The expected profile of future payments of legal provisions due after one year is as follows: in one to two years $19m (2024: $167m); in two to three years $131m (2024: $9m); in three to four years $11m (2024: $12m); in four to five years $9m (2024: $9m); and in more than five years $7m (2024: $13m).